Shareholders’ Equity (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	May 03, 2023	Mar. 21, 2023	Jan. 18, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 06, 2023	Feb. 24, 2023	Nov. 09, 2022
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized				200,000,000		200,000,000	200,000,000	200,000,000
Ordinary share price per share (in Dollars per share)				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Ordinary shares issued	946,100
Hold back ordinary shares issued									1,665,000
Aggregate shares issued						4,300,000
Ordinary shares, issued				67,461,998		67,461,998	58,376,985	53,835,000
Ordinary shares, outstanding				67,461,998		67,461,998	58,376,985	53,835,000
Share price per share (in Dollars per share)							$ 10
Exercisable warrants term				90 days		90 days
Description of exercisable warrants						Once the warrants become exercisable, the Company may call the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC) for redemption:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption,• if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	Once the warrants become exercisable, the Company may call the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC) for redemption:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption,• if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Shares of public warrants						4,600,000	4,600,000
Shares of private warrants outstanding							225,000	225,000
Ordinary shares issued				5,246,100		5,246,100				11,675,397	2,500,000
Percentage of forfeitures						10.00%
Share based compensation expenses (in Dollars)				$ 4,604,320		$ 8,510,920
Recognized future periods RSUs (in Dollars)						$ 8,500,000
Weighted average period						2 years 2 months 12 days
Additional paid-in capital (in Dollars)				$ 5,600,000		$ 8,600,000
Shares issued							55,500,000
Rights of business combination shares							4,825,000
Forgive a debt (in Dollars)							$ 6,000,000
Special dividend (in Dollars)			$ 47,000,000
Ordinary shares issued			1
Public Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share price per share (in Dollars per share)							$ 11.5
Share price per share (in Dollars per share)				$ 11.5		$ 11.5
Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued					2,173,913		555,000
Aggregate shares issued				1,665,000
Shares issued							1,665,000
Business Combination [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued							482,500
Description of business combination							On the Closing Date, pursuant to the Business Combination (as described in Note 4), the following share transactions were completed:• 4,825,000 public and private rights were automatically converted to 482,500 ordinary shares of AGBA.• 792,334 ordinary shares of AGBA were issued to settle the outstanding payables.• 555,000 ordinary shares of AGBA were issued to Apex Twinkle Limited as the finder fee in connection with the Business Combination.• 53,835,000 ordinary shares of AGBA were issued to TAG as consideration for the Business Combination and 1,665,000 ordinary shares, representing as 3% holdback shares were reserved.In addition, upon the closing of the Business Combination, pursuant to the terms of the Fifth Amended and Restated Memorandum and Articles of Association, the Company increased its authorized share from 100,000,000 to 200,000,000 ordinary shares with a par value $0.001.
Apex Twinkle Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued		2,173,913